UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      RELATIVE VALUE PARTNERS
           -----------------------------------------------------

Address:   1033 SKOKIE BLVD., SUITE 150, NORTHBROOK, IL 60062
           -----------------------------------------------------

Form 13F File Number:
                      -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   ROBERT HUFFMAN
        -------------------------
Title:  MANAGING MEMBER
        -------------------------
Phone:  847-513-6300
        -------------------------

Signature, Place, and Date of Signing:

/s/ ROBERT HUFFMAN                     NORTHBROOK, IL                 2/9/2007
---------------------                  --------------                ----------
     [Signature]                        [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:            57
                                         ------------
Form 13F Information Table Value Total:       139,245
                                         ------------
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


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                                               FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP   (x $1000) PRN AMT  PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------  ---------  ------  ------   --- ---- ------- -------- ---- ------ ---

ADAMS EXPRESS CO               COM             006212104  3581    258179    SH        SOLE            258179
AMC MANAGED INCOME FD INC      COM             000919100   478    129215    SH        SOLE            129215
BANCROFT FUND LTD              COM             059695106  5871    301054    SH        SOLE            301054
BLACKROCK DIVID ACHIEVERS TM   COM             09250N107  1691    111950    SH        SOLE            111950
BLACKROCK PFD INCOME STRATEG   COM             09255H105   953     47100    SH        SOLE             47100
BLACKROCK S&P QLTY RK EQ MD    SHS BEN INT     09250D109   731     40882    SH        SOLE             40882
BLACKROCK STRAT DIVD ACHIEVE   COM             09249Y107  2847    184050    SH        SOLE            184050
CBOT HLDGS INC                 CL A            14984K106  2003     13226    SH        SOLE             13226
DEFINED STRATEGY FND INC       COM             24476Y100  2449    119291    SH        SOLE            119291
DWS MUN INCOME TR              COM             23338M106   416     37580    SH        SOLE             37580
EATON VANCE SH TM DR DIVR IN   COM             27828V104  1124     63627    SH        SOLE             63627
ELLSWORTH FUND LTD             COM             289074106  6574    777981    SH        SOLE            777981
GABELLI DIVD & INCOME TR       COM             36242H104  1004     46800    SH        SOLE             46800
GABELLI GLOBAL MULTIMEDIA TR   COM             36239Q109  5030    409974    SH        SOLE            409974
ISHARES TR                     1-3 YR TRS BD   464287457  4049     50637    SH        SOLE             50637
ISHARES TR                     DJ US REAL ES   464287739 -5202    -62412    SH        SOLE            -62412
ISHARES TR                     S&P IDX FD      464287101  9639    145872    SH        SOLE            145872
LIBERTY ALL-STAR EQUITY FD     SH BEN INT      530158104  2553    307966    SH        SOLE            307966
MFS CHARTER INCOME TR          SH BEN INT      552727109  4609    538455    SH        SOLE            538455
MFS GOVT MKTS INCOME TR        SH BEN INT      552939100  1271    194900    SH        SOLE            194900
MFS INTER INCOME TR            SH BEN INT      55273C107  3170    516331    SH        SOLE            516331
MORGAN STANLEY                 INSD CA MUN     61745P825   466     32700    SH        SOLE             32700
MORGAN STANLEY ASIA PAC FD I   COM             61744U106   478    129215    SH        SOLE            129200
NUVEEN FLA QUALITY INCOME MU   COM             670978105  1928    139300    SH        SOLE            139300
NUVEEN NY MUN VALUE FD         COM             67062M105   529     54900    SH        SOLE             54900
NUVEEN NY SELECT TAX FREE PR   SH BEN INT      67063V104   419     30600    SH        SOLE             30600
NUVEEN PFD & CONV INCOME FD    COM SHS         67073D102  2009    142382    SH        SOLE            142382
NUVEEN SELECT TAX FREE INCOME  SH BEN INT      67063C106  2604    186292    SH        SOLE            186292
NUVEEN SELECT TAX FREE INCOME  SH BEN INT      67063X100  1464    105300    SH        SOLE            105300
NUVEEN TAX ADV FLTG RATE FUN   COM             6706EV102  3975    289700    SH        SOLE            289700
PHARMACEUTICAL HLDRS TR        DEPOSITORY RCPT 71712A206  7795    101300    SH        SOLE            101300
POWERSHARES EFT TRUST          DYN INS PTF     73935X641  3910    212160    SH        SOLE            212160
POWERSHARES EFT TRUST          FTSE RAFI 1000  73935X583  6543    112770    SH        SOLE            112770
PUTNAM HIGH YIELD MUN TR       SH BEN INT      746781103  2780    383500    SH        SOLE            383500
PUTNAM INVT GRADE MUN TR       COM             746805100  1755    174252    SH        SOLE            174252
PUTNAM MANAGED NUM INCM TR     COM             746823103  2438    317460    SH        SOLE            317460
PUTNAM MASTER INTER INCOME T   SH BEN INT      746909100  1162    180970    SH        SOLE            180970
PUTNAM N Y INVEST GRADE MUN TR SH BEN INT      746921105   293     23500    SH        SOLE             23500
PUTNAM PREMIER INCOME TR       SH BEN INT      746853100  4318    671521    SH        SOLE            671521
PUTNAM TAX FREE HEALTH CARE    SH BEN INT      746920107  2401    182330    SH        SOLE            182330
SPDR TR                        UNIT SER 1      78462F103  1667     11774    SH        SOLE             11774
SUNAMERICA FCSED ALPHA GRW F   COM             867037103  5304    268677    SH        SOLE            268677
SUNAMERICA FOCSE ALPHA LC F    COM             867038101  2742    149047    SH        SOLE            149047
TRI CONTL CORP                 COM             895436103 11644    520275    SH        SOLE            520275
VAN KAMPEN INCOME TR           SH BEN INT      920957107  1191    199550    SH        SOLE            199500
VAN KAMPEN TR INVT FLA MUNS    COM             920932100  1997    132700    SH        SOLE            132700
VAN KAMPEN TR INVT GRADE MUN   COM             920929106  3747    242969    SH        SOLE            242969
VAN KAMPEN SELECT SECTOR MUN   COM             92112M103   903     68804    SH        SOLE             68804
WESTERN ASSET 2008 WW DRL GO   COM             95766W103   297     28284    SH        SOLE             28284
WESTERN ASSET CLAYMORE US TR   COM SH BEN INT  95766Q106   679     59500    SH        SOLE             59500
WESTERN ASSET EMERG MKT DEBT   COM             95766A101  1326     74400    SH        SOLE             74400
WESTERN ASSET HIGH INCM FD I   COM             95766H106   261     26400    SH        SOLE             26400
WESTERN ASSET HIGH INCM OPP    COM             95766K109   506     75000    SH        SOLE             75000
WESTERN ASSET INFL MGMT FD I   COM             95766U107  2284    143555    SH        SOLE            143555
WESTERN ASSET MUN FD PRT II    COM             95766V105  1080     82700    SH        SOLE             82700
WSTRN ASSET/CLYMR US TR INF    COM             95766R104  1509    131816    SH        SOLE            131816
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